PREPAID EXPENSES AND OTHER CURRENT ASSETS - DIAMOND S SHIPPING INC. AND SUBSIDIARIES	9 Months Ended
Sep. 30, 2019
Diamond S Shipping
PREPAID EXPENSES AND OTHER CURRENT ASSETS

7.           PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following as of September 30, 2019 and December 31, 2018:

	September 30,	December 31,
	2019	2018
Advances to Capital Ship Management Corp. (“CSM”) (Refer to Note 15 - Related Party Transactions)	$4,710	$—
Advances to technical managers	135	578
Insurance claims receivable	614	697
Prepaid insurance	1,548	580
Advances to agents	1,740	549
Deferred voyage costs	2,178	—
Other	2,182	1,327
Total prepaid expenses and other current assets	$13,107	$3,731